Intangible assets (Details Narrative) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Amortization expense	₩ 1,167	₩ 1,136	₩ 2,303	₩ 2,760
Research and development cost			₩ 777,685	₩ 1,007,139